Future accounting developments	6 Months Ended
Jun. 30, 2018
Future accounting developments
Future accounting developments

22.Future accounting developments

The following pronouncements are not applicable for the year ending 31 December 2018 and have not been applied in preparing these interim financial statements. Save as disclosed below, the impact of these accounting changes is still being assessed by the Group and reliable estimates cannot be made at this stage.

IFRS 16 Leases

IFRS 16 replaces IAS 17 Leases and is effective for annual periods beginning on or after 1 January 2019.

IFRS 16 requires lessees to recognise a right of use asset and a liability for future payments arising from a lease contract. Lessees will recognise a finance charge on the liability and a depreciation charge on the asset which could affect the timing of the recognition of expenses on leased assets. This change will mainly impact the properties that the Group currently accounts for as operating leases. Finance systems will need to be changed to reflect the new accounting rules and disclosures. Lessor accounting requirements remain aligned to the current approach under IAS 17.

IFRS 17 Insurance Contracts

IFRS 17 replaces IFRS 4 Insurance Contracts and is effective for annual periods beginning on or after 1 January 2021.

IFRS 17 requires insurance contracts and participating investment contracts to be measured on the balance sheet as the total of the fulfilment cash flows and the contractual service margin. Changes to estimates of future cash flows from one reporting date to another are recognised either as an amount in profit or loss or as an adjustment to the expected profit for providing insurance coverage, depending on the type of change and the reason for it. The effects of some changes in discount rates can either be recognised in profit or loss or in other comprehensive income as an accounting policy choice. The risk adjustment is released to profit and loss as an insurer’s risk reduces. Profits which are currently recognised through a Value in Force asset, will no longer be recognised at inception of an insurance contract. Instead, the expected profit for providing insurance coverage is recognised in profit or loss over time as the insurance coverage is provided.

Minor amendments to other accounting standards

The IASB has issued a number of minor amendments to IFRSs effective 1 January 2019 (including IFRIC 23 Uncertainty over Income Tax Treatments). These revised requirements are not expected to have a significant impact on the Group.